NEWBUILDINGS - Timing of Firm Outstanding Payable (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Property, Plant and Equipment [Abstract]
2023	$ 181,587
2024	289,900
Total outstanding commitments	$ 471,487